Segment information - Geographical Areas Table (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of geographical areas [line items]
Revenue	$ 591,181	$ 403,777	$ 290,830
Canada
Disclosure of geographical areas [line items]
Revenue	228,752	155,103	95,238
United States
Disclosure of geographical areas [line items]
Revenue	184,245	131,891	103,413
Rest of World
Disclosure of geographical areas [line items]
Revenue	$ 178,184	$ 116,783	$ 92,179